Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 4, 2014
Closing Date:		February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$5,151,327.25	0.0220142	$-	-	$5,151,327.25
Class A-2 Notes	$365,000,000.00	1.0000000	$340,266,477.95	0.9322369	$24,733,522.05
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$910,991,327.25	0.7992274	$881,106,477.95	0.7730089	$29,884,849.30

Weighted Avg. Coupon (WAC)	3.31%		3.30%
Weighted Avg. Remaining Maturity (WARM)	53.81		52.85
Pool Receivables Balance	$964,344,067.10		$933,102,066.20
Remaining Number of Receivables	56,760		55,931

Adjusted Pool Balance	$928,218,131.59		$898,333,282.29

 III. COLLECTIONS

Principal:
Principal Collections	$29,877,429.16
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$468,621.74
Total Principal Collections	$30,346,050.90

Interest:
Interest Collections	$2,713,302.95
Late Fees & Other Charges	$44,545.66
Interest on Repurchase Principal	$-
Total Interest Collections	$2,757,848.61

Collection Account Interest	$753.62
Reserve Account Interest	$73.17
Servicer Advances	$-

Total Collections	$33,104,726.30

1 of 3

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$33,104,726.30
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$33,104,726.30
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$803,620.06	$-	$803,620.06	$803,620.06
Collection Account Interest					$753.62
Late Fees & Other Charges					$44,545.66
Total due to Servicer					$848,919.34

2. Class A Noteholders Interest:
Class A-1 Notes		$887.17		$887.17
Class A-2 Notes		$139,916.67		$139,916.67
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$497,382.84		$497,382.84	$497,382.84

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$31,623,147.12

9. Regular Principal Distribution Amount:					$29,884,849.30

		Distributable Amount		Paid Amount
Class A-1 Notes				$5,151,327.25
Class A-2 Notes				$24,733,522.05
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$29,884,849.30		$29,884,849.30
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$29,884,849.30		$29,884,849.30

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,738,297.82

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$36,125,935.51
Beginning Period Amount	$36,125,935.51
Current Period Amortization	$1,357,151.60
Ending Period Required Amount	$34,768,783.91
Ending Period Amount	$34,768,783.91
Next Distribution Date Required Amount	$33,436,842.59

2 of 3

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.86%	1.92%	1.92%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.00%	55,369	98.76%	$921,533,174.20
30 - 60 Days	0.79%	440	0.98%	$9,145,474.28
61 - 90 Days	0.18%	101	0.22%	$2,040,483.90
91 + Days	0.04%	21	0.04%	$382,933.82
		55,931		$933,102,066.20
Total
Delinquent Receivables 61 + days past due	0.22%	122	0.26%	$2,423,417.72
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.18%	105	0.23%	$2,205,046.42
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	91	0.18%	$1,800,936.05
Three-Month Average Delinquency Ratio	0.19%		0.22%

Repossession in Current Period		40		$921,027.02
Repossession Inventory		155		$602,857.03

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,364,571.74
Recoveries				$(468,621.74)
Net Charge-offs for Current Period				$895,950.00

Beginning Pool Balance for Current Period				$964,344,067.10

Net Loss Ratio				1.11%
Net Loss Ratio for 1st Preceding Collection Period				1.07%
Net Loss Ratio for 2nd Preceding Collection Period				0.83%
Three-Month Average Net Loss Ratio for Current Period				1.01%

Cumulative Net Losses for All Periods				$3,695,508.72
Cumulative Net Losses as a % of Initial Pool Balance				0.31%

Principal Balance of Extensions				$4,288,145.35
Number of Extensions				192

3 of 3